Note 11 - Income Taxes (Details) - Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current	$ 836	$ 444
Deferred	(164)	(71)
	672	373
State, current	22	44
	$ 694	$ 417